Acquisition of a subsidiary that was first consolidated (Details) - Schedule of acquisition of a subsidiary $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of acquisition of a subsidiary [Abstract]
Current Assets (exclusive of cash and cash equivalents)	$ (184)
Non Current Assets	(1,460)
Current Liabilities	240
Total	$ (1,404)